Statutory and other information - Audit fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor's remuneration
Fees related to prior year group audit and audit of subsidiaries	$ 200	$ 700
Related party transactions
Short-term employee benefits	40,893	38,636	$ 38,632
Post-employment benefits	1,045	1,354	1,388
Share-based payments	49,121	58,242	56,297
Total key management personnel compensation	91,059	98,232	96,317
Pricewaterhouse Coopers LLP
Auditor's remuneration
Group audit fee	10,600	10,200	9,900
The audit of subsidiaries pursuant to legislation	14,800	15,000	15,100
Attestation under s404 of Sarbanes-Oxley Act 2002	3,500	3,300	3,100
Audit-related assurance services	2,200	1,100	700
Other assurance services	300	200	200
The audit of subsidiaries pension schemes	400	300	300
Total auditor's remuneration	$ 31,800	$ 30,100	$ 29,300